Investment Objectives and Goals - Synera Funds Takumi+ ETF	Sep. 14, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of Synera Funds Takumi+ ETF (the “Fund”) is capital appreciation.